AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 12, 2014

File No. 333-180871
File No. 811-22700

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

PRE-EFFECTIVE AMENDMENT NO. __ ( )

POST-EFFECTIVE AMENDMENT NO. 13 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

AMENDMENT NO. 15 (X)

EXCHANGE TRADED CONCEPTS TRUST II
(Exact Name of Registrant as Specified in Charter)

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code )

J. Garrett Stevens
Exchange Traded Concepts Trust II
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of rule 485
[ ]	On (date) pursuant to paragraph (b)(1)(v) of rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 relates solely to the Horizons S&P 500® Covered Call ETF, Horizons S&P Financial Select Sector Covered Call ETF and Horizons S&P Energy Select Sector Covered Call ETF (the “Funds”), each a separate series of Exchange Traded Concepts Trust II (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to Registration Statement No. 333-180871 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edmond, State of Oklahoma on this 12th day of September, 2014.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 13 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ J. Garrett Stevens	President	September 12, 2014
J. Garrett Stevens

/s/ Christopher Roleke	Treasurer	September 12, 2014
Christopher Roleke

*	Trustee and Secretary	September 12, 2014
Richard Hogan

*	Trustee	September 12, 2014
Kurt A. Wolfgruber

*	Trustee	September 12, 2014
David M. Mahle

*	Trustee	September 12, 2014
Timothy J. Jacoby

*	Attorney-in-Fact, pursuant to power of attorney.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase